Due from banks and loans by past due or impairment (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Mitigation of credit risk due to collateral		₩ 155,365,725
Banks | Neither past due nor impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			₩ 13,390,271
Less : allowance			(17,131)
Due from banks and loans, net			13,373,140
Mitigation of credit risk due to collateral	[1]		96,835
Banks | Grade 1
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			13,382,414
Due from banks and loans, net			13,382,414
Banks | Grade 2
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			7,857
Due from banks and loans, net			7,857
Banks | Past due but not impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Less : allowance			0
Due from banks and loans, net			0
Mitigation of credit risk due to collateral	[1]		0
Banks | Less than 30 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Banks | 30 days ~ less than 60 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Banks | 60 days ~ less than 90 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Banks | 90 days or more
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Banks | Impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Less : allowance			0
Due from banks and loans, net			0
Mitigation of credit risk due to collateral	[1]		0
Retail | Neither past due nor impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			124,361,480
Less : allowance			(212,502)
Due from banks and loans, net			124,148,978
Mitigation of credit risk due to collateral	[1]		80,354,889
Retail | Grade 1
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			116,304,917
Due from banks and loans, net			116,304,917
Retail | Grade 2
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			8,056,563
Due from banks and loans, net			8,056,563
Retail | Past due but not impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			581,977
Less : allowance			(56,774)
Due from banks and loans, net			525,203
Mitigation of credit risk due to collateral	[1]		325,631
Retail | Less than 30 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			458,968
Due from banks and loans, net			458,968
Retail | 30 days ~ less than 60 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			65,152
Due from banks and loans, net			65,152
Retail | 60 days ~ less than 90 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			42,427
Due from banks and loans, net			42,427
Retail | 90 days or more
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			15,430
Due from banks and loans, net			15,430
Retail | Impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			362,707
Less : allowance			(168,334)
Due from banks and loans, net			194,373
Mitigation of credit risk due to collateral	[1]		128,906
Government | Neither past due nor impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			14,447,016
Less : allowance			(4,269)
Due from banks and loans, net			14,442,747
Mitigation of credit risk due to collateral	[1]		0
Government | Grade 1
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			14,447,016
Due from banks and loans, net			14,447,016
Government | Grade 2
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Government | Past due but not impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Less : allowance			0
Due from banks and loans, net			0
Mitigation of credit risk due to collateral	[1]		0
Government | Less than 30 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Government | 30 days ~ less than 60 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Government | 60 days ~ less than 90 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Government | 90 days or more
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Due from banks and loans, net			0
Government | Impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			0
Less : allowance			0
Due from banks and loans, net			0
Mitigation of credit risk due to collateral	[1]		0
Corporations | Neither past due nor impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			123,667,242
Less : allowance			(647,694)
Due from banks and loans, net			123,019,548
Mitigation of credit risk due to collateral	[1]		64,018,607
Corporations | Grade 1
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			86,831,895
Due from banks and loans, net			86,831,895
Corporations | Grade 2
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			36,835,347
Due from banks and loans, net			36,835,347
Corporations | Past due but not impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			194,132
Less : allowance			(8,898)
Due from banks and loans, net			185,234
Mitigation of credit risk due to collateral	[1]		94,388
Corporations | Less than 30 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			131,624
Due from banks and loans, net			131,624
Corporations | 30 days ~ less than 60 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			33,749
Due from banks and loans, net			33,749
Corporations | 60 days ~ less than 90 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			16,972
Due from banks and loans, net			16,972
Corporations | 90 days or more
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			11,787
Due from banks and loans, net			11,787
Corporations | Impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			1,010,036
Less : allowance			(576,936)
Due from banks and loans, net			433,100
Mitigation of credit risk due to collateral	[1]		384,815
Credit card | Neither past due nor impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			19,788,015
Less : allowance			(288,362)
Due from banks and loans, net			19,499,653
Mitigation of credit risk due to collateral	[1]		6,358
Credit card | Grade 1
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			16,314,189
Due from banks and loans, net			16,314,189
Credit card | Grade 2
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			3,473,826
Due from banks and loans, net			3,473,826
Credit card | Past due but not impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			543,303
Less : allowance			(81,990)
Due from banks and loans, net			461,313
Mitigation of credit risk due to collateral	[1]		90
Credit card | Less than 30 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			446,658
Due from banks and loans, net			446,658
Credit card | 30 days ~ less than 60 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			58,283
Due from banks and loans, net			58,283
Credit card | 60 days ~ less than 90 days
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			37,972
Due from banks and loans, net			37,972
Credit card | 90 days or more
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			390
Due from banks and loans, net			390
Credit card | Impaired
Disclosure of Due from banks and loans by past due or impairment [Line Items]
Due from banks and loans			420,316
Less : allowance			(261,768)
Due from banks and loans, net			158,548
Mitigation of credit risk due to collateral	[1]		₩ 12

[1]	The credit risk mitigation effect of the collateral was estimated based on the fair value of the collateral.